Losses Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Losses Per Share [Abstract]
Schedule of basic and diluted losses per share (“EPS”)

Basic and diluted losses per share (“EPS”) were as follows ($ in thousands):

	Years ended December 31,
	2021	2020
Numerator
Net loss	$(142,191)	$(7,437)
Denominator
Denominator for basic EPS – weighted-average shares	11,970,550	7,978,512
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	11,970,550	7,978,512

EPS – Basic and Diluted	$(11.88)	$(0.93)